Leases (Details 1) - Jun. 30, 2023	USD ($)	CNY (¥)
Leases [Abstract]
2023 (remaining six months)	$ 110,578	¥ 799,014
2024	151,860	1,097,308
2025	114,288	825,821
2026	70,695	510,832
Total	$ 447,421	¥ 3,232,975